Summary of Phantom Stock and RSU Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Phantom Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, Unvested and outstanding	$ 16.37	$ 16.04	$ 12.77	$ 10.20
Weighted average grant date fair value, Granted		$ 18.55	$ 23.93	$ 11.89
Weighted average grant date fair value, Vested	$ 14.35	$ 17.91	$ 9.17	$ 5.38
Weighted average grant date fair value, Forfeited	$ 17.32	$ 16.98	$ 13.63	$ 11.75
Weighted average grant date fair value, Unvested and outstanding	$ 16.78	$ 16.37	$ 16.04	$ 12.77
Restricted shares, Unvested and outstanding	125,768	126,859	175,482	219,658
Shares, Granted		37,316	18,841	40,601
Shares, Vested	(23,188)	(17,064)	(59,652)	(80,411)
Shares, Forfeited	(9,709)	(21,343)	(7,812)	(4,366)
Restricted shares, Unvested and outstanding	92,871	125,768	126,859	175,482
Vest date fair value	$ 384	$ 309	$ 1,442	$ 811
RSU Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, Granted	$ 17.84
Weighted average grant date fair value, Forfeited	$ 17.84
Weighted average grant date fair value, Unvested and outstanding	$ 17.84
Shares, Granted	151,170
Shares, Forfeited	(10,160)
Restricted shares, Unvested and outstanding	141,010